First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund Investment Objectives and Goals - First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Clean Edge Smart Grid InfrastructureTM Index (the “Index”).